Vanguard LifeStrategy® Funds

Supplement to the Prospectus

Changes in Underlying Fund Allocations

The board of trustees of the Vanguard LifeStrategy Funds has approved a reallocation of a portion of each Fund’s bond exposure from domestic bonds to international bonds. To implement this change, each of the four LifeStrategy Funds will reallocate a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund. The Funds are expected to implement these allocation changes in the coming months.

The reallocation will occur in three stages. First, each LifeStrategy Fund will redeem in kind—i.e., for securities rather than for cash—20% of its investment in Vanguard Total Bond Market II Index Fund and simultaneously contribute the securities to Vanguard Total International Bond Index Fund (TIB) in exchange for Transition Shares of TIB. Transition Shares are a private share class of TIB, created exclusively for the use of Vanguard funds of funds to facilitate the movement of billions of dollars of assets in the most efficient and cost-effective manner. Second, TIB will sell the contributed securities and use the cash proceeds to purchase foreign bonds consistent with its target index, a process known as the “transition.” Third, when the transition is complete, each LifeStrategy Fund will convert its ownership of TIB from Transition Shares to Investor Shares.

After these changes take effect, the percentage of each LifeStrategy Fund’s assets allocated to each of the underlying funds will be as described in the following pages. The changes will not affect each Fund’s overall allocation to bonds, and the Funds’ expense ratios are expected to remain unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund’s assets to bonds and 20% to common stocks. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Bond Market II Index Fund	64%
•	Vanguard Total International Bond Index Fund	16%
•	Vanguard Total Stock Market Index Fund	14%
•	Vanguard Total International Stock Index Fund	6%

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund’s assets to bonds and 40% to common stocks. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Bond Market II Index Fund	48%
•	Vanguard Total Stock Market Index Fund	28%
•	Vanguard Total International Bond Index Fund	12%
•	Vanguard Total International Stock Index Fund	12%

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund’s assets to common stocks and 40% to bonds. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	42%
•	Vanguard Total Bond Market II Index Fund	32%
•	Vanguard Total International Stock Index Fund	18%
•	Vanguard Total International Bond Index Fund	8%

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund’s assets to common stocks and 20% to bonds. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	56%
•	Vanguard Total International Stock Index Fund	24%
•	Vanguard Total Bond Market II Index Fund	16%
•	Vanguard Total International Bond Index Fund	4%

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Changes for all Funds

The following text changes will be made in the More on the Funds section.

The following will replace similar text under the heading “Asset Allocation Framework”: Each Fund invests in four underlying Vanguard funds to pursue a target allocation of stocks and bonds. The following table illustrates the targeted asset allocation for each Fund:

	Stocks	Bonds
LifeStrategy Income Fund	20%	80%
LifeStrategy Conservative Growth Fund	40%	60%
LifeStrategy Moderate Growth Fund	60%	40%
LifeStrategy Growth Fund	80%	20%

The following will replace similar text under the heading “Market Exposure”:

Each LifeStrategy Fund invests in a different proportion of four Vanguard funds, choosing from two equity funds and two bond funds. Designed as a balanced fund of funds for long-term investors, each LifeStrategy Fund is diversified in terms of both asset class and investment style.

The following will replace similar text under the heading “Bonds”:

By owning shares of other Vanguard mutual funds, each of the LifeStrategy Funds indirectly invests, to varying degrees, in U.S. government, agency, and corporate bonds; mortgage-backed and asset-backed securities; and currency-hedged foreign bonds.

The following will be added to the end of the text under the heading “Bonds”:

By owning shares of Vanguard Total International Bond Index Fund, each LifeStrategy Fund is subject to risks associated with investments in currency-hedged foreign bonds.

Each Fund is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

The following will replace similar text under the heading “Security Selection”:

Each Fund seeks to achieve its objective by investing in fixed percentages of four underlying Vanguard funds. The following table shows the targeted percentages for each Fund.

		LifeStrategy Fund
		Conservative	Moderate
Underlying Vanguard Fund	Income	Growth	Growth	Growth
Total Stock Market Index Fund	14%	28%	42%	56%
Total International Stock Index Fund	6	12	18	24
Total Bond Market II Index Fund	64	48	32	16
Total International Bond Index Fund	16	12	8	4
Totals	100%	100%	100%	100%

Under the same heading, the following will be added as the fourth bullet:

• Vanguard Total International Bond Index Fund seeks to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized investment-grade foreign bonds, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between five and ten years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

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PS 88 032013